PROVISIONS (Tables)	12 Months Ended
Mar. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions
Changes in provisions are as follows:

	Restoration				Onerous
	and simulator				contracts
	removal	Restructuring	Legal	Warranties	and other	Total
Provisions, as at March 31, 2023	$9.2	$1.1	$1.8	$23.9	$10.8	$46.8
Additions	0.2	27.7	0.1	8.8	14.0	50.8
Amount used	(0.1)	(13.5)	(1.0)	(14.9)	(3.6)	(33.1)
Reversal of unused amounts	—	(0.1)	(0.6)	—	(2.2)	(2.9)
Disposal of discontinued operations (Note 2)	—	—	—	(0.5)	—	(0.5)
Foreign currency exchange differences	0.1	—	—	—	(0.1)	—
Transfers and others	0.3	0.1	—	(2.7)	(2.2)	(4.5)
Provisions, as at March 31, 2024	$9.7	$15.3	$0.3	$14.6	$16.7	$56.6
Current portion	$—	$15.3	$0.3	$11.1	$15.9	$42.6
Non-current portion	$9.7	$—	$—	$3.5	$0.8	$14.0